Income tax expense - Reconciliation of total tax expense (Details) - GBP (£) £ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Dec. 21, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of the total tax expense
(Loss)/profit before income tax				£ (20,818)	£ 27,476	£ 25,833
Profit before tax multiplied by weighted average US federal corporate income tax rate of 21.0% (2019: 21.0%; 2018: 28.0)%				4,372	(5,770)	(7,233)
Tax effects of:
Adjustment in respect of previous years				(1,236)	1,085	923
Difference in tax rates on non-US operations				26	63	491
Recognition of UK R&D tax claims in respect of previous years				537
Foreign exchange gains on US dollar denominated tax basis				735	1,311	238
Expenses not deductible for tax purposes				(2,933)	(3,093)	(695)
Impact of change in US federal corporate income tax rate on opening balance(1)	[1]					(48,954)
Re-measurement of unrealized foreign exchange US deferred tax asset (2)	[2]					(8,795)
Re-measurement of foreign tax credit US deferred tax asset(3)	[3]			(3,916)	(2,191)	1,637
One time mandatory US tax charge						(1,074)
Total income tax expense				£ (2,415)	£ (8,595)	£ (63,462)
US
Tax effects of:
Corporate tax rate		21.00%	35.00%	21.00%	21.00%	28.00%

[1]	The deferred tax expense for the year ended 30 June 2018 included a non-cash, tax accounting write-off of £49.0 million following the enactment of US tax reform on 22 December 2017. The non-cash write-off was primarily due to the reduction in the US federal corporate income tax rate from 35% to 21% which necessitated re-measurement of the then existing US deferred tax position.
[2]	It is no longer deemed probable that the cumulative unrealized foreign exchange gains or losses arising on USD denominated debt will be deductible for US tax purposes when realized. The associated deferred tax asset was therefore derecognized resulting in a non-cash tax expense of £8.8 million in the year ended 30 June 2018. Unrealized foreign exchange gains or losses arising on USD denominated debt are now treated as permanent differences within expenses not deductible for tax purposes.
[3]	The deferred tax asset associated with foreign tax credits is continuously re-measured. This has resulted in a write-off of £3.9 million (2019: write-off of £2.2 million; 2018: write back of £1.6 million).